          UL 2001, FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICY
                      ISSUED BY METROPOLITAN LIFE COMPANY

                       SUPPLEMENT DATED OCTOBER 1, 2002

                                      To

                         PROSPECTUS DATED MAY 1, 2002

This supplements the information contained in the prospectus ("Prospectus") for UL 2001 Flexible Premium Multifunded Life Insurance Policies, dated May 1, 2002. You should keep this October 1, 2002 Supplement to the Prospectus for future reference.

1. Under the terms of the UL 2001 policies, a policy owner may annually withdraw up to 10% of the policy's "cash surrender value" (as that term is defined in the policy) without paying any surrender charge that would otherwise apply. Due to an error on our part, two references in the May 1, 2002 prospectus describe this free withdrawal right as applying to 10% of a policy's "cash value" (rather than "cash surrender value").

2. The following illustrations replace the illustrations that appear on pages A45 and A47 of the prospectus.

                               Male Issue Age 40
                           $1,800 Annual Premium for
                     NonSmoker Preferred Underwriting Risk
                             $250,000 Face Amount
                            Option A Death Benefit

             This illustration is based on CURRENT Policy charges.

                         DEATH BENEFIT          CASH SURRENDER VALUE          CASH VALUE
        Premiums     Assuming Hypothetical     Assuming Hypothetical    Assuming Hypothetical
       Accumulated        Gross Annual              Gross Annual             Gross Annual
End of    at 5%        Rate of Return of         Rate of Return of        Rate of Return of
Policy  Interest   -------------------------- ------------------------ ------------------------
 Year   Per Year      0%       6%      12%      0%      6%      12%      0%      6%      12%
------ ----------- -------- ======== -------- ------- ------- -------- ------- ------- --------
    1.  $  1,890   $250,000 $250,000 $250,000 $     0 $     0 $      0 $   976 $ 1,054 $  1,132
    2.     3,875    250,000  250,000  250,000       0       0        0   2,221   2,448    2,684
    3.     5,958    250,000  250,000  250,000     189     643    1,135   3,429   3,883    4,375
    4.     8,146    250,000  250,000  250,000   1,718   2,480    3,338   4,598   5,360    6,218
    5.    10,443    250,000  250,000  250,000   3,200   4,353    5,701   5,720   6,873    8,221
    6.    12,856    250,000  250,000  250,000   4,645   6,271    8,249   6,805   8,431   10,409
    7.    15,388    250,000  250,000  250,000   5,893   8,076   10,840   7,837  10,020   12,784
    8.    18,048    250,000  250,000  250,000   7,105   9,930   13,655   8,833  11,658   15,383
    9.    20,840    250,000  250,000  250,000   8,280  11,835   16,717   9,792  13,347   18,229
   10.    23,772    250,000  250,000  250,000   9,411  13,784   20,042  10,707  15,080   21,338
   15.    40,783    250,000  250,000  250,000  14,533  24,526   42,224  14,749  24,742   42,440
   20.    62,495    250,000  250,000  250,000  17,170  35,708   76,946  17,170  35,708   76,946
   25.    90,204    250,000  250,000  250,000  17,079  47,405  133,725  17,079  47,405  133,725
   30.   125,569    250,000  250,000  293,610  11,769  57,691  229,330  11,769  57,691  229,330
   35.   170,705             250,000  455,257       0  63,050  390,170       0  63,050  390,170

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               Male Issue Age 40
                           $1,800 Annual Premium for
                     NonSmoker Preferred Underwriting Risk
                             $250,000 Face Amount
                            Option B Death Benefit

             This illustration is based on CURRENT Policy charges.

                         DEATH BENEFIT          CASH SURRENDER VALUE          CASH VALUE
        Premiums     Assuming Hypothetical     Assuming Hypothetical    Assuming Hypothetical
       Accumulated        Gross Annual              Gross Annual             Gross Annual
End of    at 5%        Rate of Return of         Rate of Return of        Rate of Return of
Policy  Interest   -------------------------- ------------------------ ------------------------
 Year   Per Year      0%       6%      12%      0%      6%      12%      0%      6%      12%
------ ----------- -------- -------- -------- ------- ------- -------- ------- ------- --------
    1.  $  1,890   $250,977 $251,055 $251,134 $     0 $     0 $      0 $   974 $ 1,052 $  1,130
    2.     3,875    252,185  252,411  252,646       0       0        0   2,176   2,401    2,636
    3.     5,958    253,341  253,791  254,279      85     532    1,018   3,325   3,772    4,258
    4.     8,146    254,455  255,207  256,054   1,548   2,294    3,135   4,428   5,174    6,015
    5.    10,443    255,523  256,655  257,981   2,964   4,086    5,400   5,484   6,606    7,920
    6.    12,856    256,555  258,146  260,085   4,340   5,915    7,835   6,500   8,075    9,995
    7.    15,388    257,533  259,664  262,368   5,518   7,624   10,295   7,462   9,568   12,239
    8.    18,048    258,476  261,228  264,864   6,658   9,373   12,960   8,386  11,101   14,688
    9.    20,840    259,383  262,838  267,596   7,760  11,164   15,849   9,272  12,676   17,361
   10.    23,772    260,245  264,487  270,577   8,816  12,989   18,974  10,112  14,285   20,270
   15.    40,783    263,990  273,603  290,691  13,506  22,883   39,529  13,722  23,099   39,745
   20.    62,495    265,990  283,574  322,879  15,558  32,560   70,480  15,558  32,560   70,480
   25.    90,204    265,294  293,364  373,784  14,699  41,574  118,363  14,699  41,574  118,363
   30.   125,569    259,110  299,591  452,469   8,398  46,711  191,070   8,398  46,711  191,070
   35.   170,705             296,650  572,770       0  42,358  299,959       0  42,358  299,959

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

UL 2001 Supp (0902)